Condensed Consolidated Statements of Changes in Stockholders' Equity - USD ($)		Common Stock [Member] Ensysce Biosciences, Inc [Member]	Common Stock [Member]	Additional Paid-in Capital [Member] Ensysce Biosciences, Inc [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member] Ensysce Biosciences, Inc [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member] Ensysce Biosciences, Inc [Member]	Ensysce Biosciences, Inc [Member]	Total
Balance at Dec. 31, 2017										$ 5,000,001
Net income										747,316
Balance at Mar. 31, 2018										5,000,001
Balance at Dec. 31, 2017										5,000,001
Net income										889,426
Balance at Jun. 30, 2018										5,000,001
Balance at Dec. 31, 2017										5,000,001
Net income										(239,175)
Balance at Sep. 30, 2018										5,000,001
Balance at Dec. 31, 2017										5,000,001
Net income										2,053,783
Balance at Dec. 31, 2018			$ 660		$ 4,068,751		$ 930,590			5,000,001
Balance, shares at Dec. 31, 2018		15,768,725	6,064,800
Balance at Dec. 31, 2018		$ 1,577	$ 660	$ 43,291,725	4,068,751	$ (45,913,206)	930,590		$ (2,619,904)	5,000,001
Balance at Mar. 31, 2018										5,000,001
Net income										142,110
Balance at Jun. 30, 2018										5,000,001
Net income										(1,128,601)
Balance at Sep. 30, 2018										5,000,001
Balance at Dec. 31, 2018			660		4,068,751		930,590			5,000,001
Net income										1,117,163
Balance at Mar. 31, 2019										5,000,001
Balance at Dec. 31, 2018			$ 660		4,068,751		930,590			5,000,001
Balance, shares at Dec. 31, 2018		15,768,725	6,064,800
Balance at Dec. 31, 2018		$ 1,577	$ 660	43,291,725	4,068,751	(45,913,206)	930,590		(2,619,904)	5,000,001
Net income										1,536,065
Balance at Jun. 30, 2019										5,000,001
Balance at Dec. 31, 2018			$ 660		4,068,751		930,590			5,000,001
Balance, shares at Dec. 31, 2018		15,768,725	6,064,800
Balance at Dec. 31, 2018		$ 1,577	$ 660	43,291,725	4,068,751	(45,913,206)	930,590		(2,619,904)	5,000,001
Net income										1,889,288
Balance at Sep. 30, 2019										5,000,001
Balance at Dec. 31, 2018			$ 660		4,068,751		930,590			5,000,001
Balance, shares at Dec. 31, 2018		15,768,725	6,064,800
Balance at Dec. 31, 2018		$ 1,577	$ 660	43,291,725	4,068,751	(45,913,206)	930,590		(2,619,904)	5,000,001
Issuance of common stock warrants	[1]			10,500					10,500
Change in value of common stock subject to possible redemption			$ 47		1,067,249					1,067,296
Change in value of common stock subject to possible redemption, shares			463,342
Waiver of a portion of deferred underwriting fee
Stock-based compensation	[1]			6,035,433					6,035,433
Net loss	[1]					(10,102,280)			(10,102,280)
Net income							(1,067,296)			(1,067,296)
Balance at Dec. 31, 2019			$ 707		5,136,000		(136,706)		(6,676,251)	5,000,001
Balance, shares at Dec. 31, 2019		15,768,725	7,067,422
Balance at Dec. 31, 2019		$ 1,577		49,337,658		(56,015,486)			(6,676,251)	5,000,001
Balance at Mar. 31, 2019										5,000,001
Net income										418,902
Balance at Jun. 30, 2019										5,000,001
Net income										353,223
Balance at Sep. 30, 2019										5,000,001
Balance at Dec. 31, 2019			$ 707		5,136,000		(136,706)		(6,676,251)	5,000,001
Change in value of common stock subject to possible redemption										(349,857)
Change in value of common stock subject to possible redemption			$ 4		(2,275,153)					(2,275,157)
Change in value of common stock subject to possible redemption, shares			28,849
Net income							1,792,718			1,792,718
Balance at Mar. 31, 2020			$ 703		2,860,847		1,656,012			4,517,562
Balance, shares at Mar. 31, 2020		15,768,725	7,038,573
Stock Redeemed or Called During Period, Shares			(28,849)
Balance at Mar. 31, 2020		$ 1,577		49,370,144		(57,038,733)			(7,667,012)	4,517,562
Balance at Dec. 31, 2019			$ 707		5,136,000		(136,706)		(6,676,251)	5,000,001
Balance, shares at Dec. 31, 2019		15,768,725	7,067,422
Balance at Dec. 31, 2019		$ 1,577		49,337,658		(56,015,486)			(6,676,251)	5,000,001
Stock-based compensation				68,551					68,551
Net loss						(1,727,745)		(1,976)	(1,729,721)
Net income									(1,727,745)	2,679,880
Balance at Jun. 30, 2020										(2,694,568)
Balance, shares at Jun. 30, 2020		15,768,725
Balance at Jun. 30, 2020		$ 1,577		49,406,209		(57,743,231)		(1,976)	(8,337,421)
Balance at Dec. 31, 2019			$ 707		5,136,000		(136,706)		(6,676,251)	5,000,001
Balance, shares at Dec. 31, 2019		15,768,725	7,067,422
Balance at Dec. 31, 2019		$ 1,577		49,337,658		(56,015,486)			(6,676,251)	5,000,001
Net income										6,889,453
Balance at Sep. 30, 2020										1,515,005
Balance at Dec. 31, 2019			$ 707		5,136,000		(136,706)		(6,676,251)	5,000,001
Balance, shares at Dec. 31, 2019		15,768,725	7,067,422
Balance at Dec. 31, 2019		$ 1,577		49,337,658		(56,015,486)			(6,676,251)	5,000,001
Change in value of common stock subject to possible redemption			$ (85)		(5,136,000)		(5,631,743)			(10,767,828)
Change in value of common stock subject to possible redemption, shares			(843,154)
Waiver of a portion of deferred underwriting fee							250,000			250,000
Contribution from noncontrolling interest	[1]							20	20
Stock-based compensation	[1]			178,679					178,679
Net loss	[1]					56,770		(217,645)	(160,875)
Net income							4,310,769			4,310,769
Balance at Dec. 31, 2020			$ 622				(1,207,680)		(6,440,802)	(1,207,058)
Balance, shares at Dec. 31, 2020		15,768,725	6,224,268
Balance at Dec. 31, 2020		$ 1,577	$ 622	49,516,337		(55,958,716)	(1,207,680)	(217,625)	(6,658,427)	(1,207,058)
Balance at Mar. 31, 2020			$ 703		2,860,847		1,656,012			4,517,562
Balance, shares at Mar. 31, 2020		15,768,725	7,038,573
Balance at Mar. 31, 2020		$ 1,577		49,370,144		(57,038,733)			(7,667,012)	4,517,562
Stock-based compensation	[2]			36,065					36,065
Net loss	[2]					(704,498)		(1,976)	(706,474)
Net income									(704,498)	887,162
Balance at Jun. 30, 2020										(2,694,568)
Balance, shares at Jun. 30, 2020		15,768,725
Balance at Jun. 30, 2020		$ 1,577		49,406,209		(57,743,231)		(1,976)	(8,337,421)
Net income										4,209,573
Balance at Sep. 30, 2020										1,515,005
Balance at Dec. 31, 2020			$ 622				(1,207,680)		(6,440,802)	(1,207,058)
Balance, shares at Dec. 31, 2020		15,768,725	6,224,268
Balance at Dec. 31, 2020		$ 1,577	$ 622	49,516,337		(55,958,716)	(1,207,680)	(217,625)	(6,658,427)	(1,207,058)
Change in value of common stock subject to possible redemption
Waiver of a portion of deferred underwriting fee					4,750,000					4,750,000
Amounts returned to Trust Account for excess redemptions previously withdrawn					62,500					62,500
Net income							(1,711,607)			(1,711,607)
Balance at Mar. 31, 2021			$ 622		4,812,500		(2,919,287)			1,893,835
Balance, shares at Mar. 31, 2021		16,053,550	6,224,268
Balance at Mar. 31, 2021		$ 1,605		49,822,991		(56,906,447)		(221,586)	(7,303,437)	1,893,835
Balance at Dec. 31, 2020			$ 622				(1,207,680)		(6,440,802)	(1,207,058)
Balance, shares at Dec. 31, 2020		15,768,725	6,224,268
Balance at Dec. 31, 2020		$ 1,577	$ 622	49,516,337		(55,958,716)	(1,207,680)	(217,625)	(6,658,427)	(1,207,058)
Settlement of convertible notes		$ 136		5,696,567					5,696,703
Settlement of convertible notes, shares		1,357,968
Issuance of common stock for business combination, net of transaction costs		$ 684		7,694,580					7,695,264
Issuance of common stock for business combination, net of transaction costs, shares		6,844,268
Exercise of stock options		$ 28		262,834					$ 262,862
Exercise of stock options, shares		284,825							284,825
Stock-based compensation				80,193					$ 80,193
Net loss						(1,883,275)		(26,028)	(1,909,303)
Net income									(1,883,275)
Balance at Jun. 30, 2021									5,410,945
Balance, shares at Jun. 30, 2021		24,255,786
Balance at Jun. 30, 2021		$ 2,425		63,250,511		(57,841,991)		(243,653)	5,167,292
Balance at Mar. 31, 2021			$ 622		$ 4,812,500		$ (2,919,287)			1,893,835
Balance, shares at Mar. 31, 2021		16,053,550	6,224,268
Balance at Mar. 31, 2021		$ 1,605		49,822,991		(56,906,447)		(221,586)	(7,303,437)	1,893,835
Settlement of convertible notes	[2]	$ 136		5,696,567					5,696,703
Settlement of convertible notes, shares		1,357,968
Issuance of common stock for business combination, net of transaction costs	[2]	$ 684		7,694,580					7,695,264
Issuance of common stock for business combination, net of transaction costs, shares		6,844,268
Stock-based compensation	[2]			36,373					36,373
Net loss	[2]					(935,544)		(22,067)	(957,611)
Net income									(935,544)
Balance at Jun. 30, 2021									5,410,945
Balance, shares at Jun. 30, 2021		24,255,786
Balance at Jun. 30, 2021		$ 2,425		$ 63,250,511		$ (57,841,991)		$ (243,653)	$ 5,167,292

[1]	Retroactively restated for the merger as described in Note 12
[2]	Prior period amounts have been retroactively restated for the Business Combination as described in Note 1